Leases - The Company as Lessee - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Operating Lease, Payments	$ 103,445	$ 104,167	$ 88,326
Office Space [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years				€ 8,000	$ 8,855	€ 7,000	$ 8,279